STAFF COSTS (Tables)	9 Months Ended
Sep. 30, 2023
STAFF COSTS
Schedule of staff costs

USDm	Q3 2023	Q3 2022	Q1‑Q3 2023	Q1‑Q3 2022	FY 2022
Included in operating expenses	2.3	1.8	6.4	6.0	7.7
Included in administrative expenses	15.4	9.3	48.2	29.6	42.0
Total staff costs	17.7	11.1	54.6	35.6	49.7